Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of bank and other borrowings
		As of December 31,
		2018	2019
		$	$

Short-term bank and other borrowings	(i)	11,010	5,000
Long-term bank borrowings, current portion	(ii)	5,770	12,975
		16,780	17,975

Long-term bank borrowings, non-current portion	(ii)	-	-

Total borrowings		16,780	17,975

(i)	The short-term bank and other borrowings outstanding as of December 31, 2018 and December 31, 2019 bore a weighted average interest rate of 13.92% and 13.76% per annum, respectively, and were denominated in RMB, INR and US$. These borrowings were obtained from financial institutions, a third-party entity and a related party (Note 18).

The outstanding balances as of December 31, 2018 and 2019 were comprised of the following loans:

a)	The Group entered into a line of credit facility amounted to $8,623 with SPD Silicon Valley Bank Co., Ltd, a PRC banking institution (“SSVB”) in 2015, which had an original maturity date of August 31, 2018. The outstanding principal balance as of December 31, 2017 was $7,648 and an additional $956 was drawn during 2018. The outstanding principal balance as of December 31, 2018 was $8,604. The loan was payable on demand as of December 31, 2017 and 2018 due to the Group having breached a financial covenant under the loan. The loan bore an interest rate of 8% per annum based on the LIBOR rate. The Company paid interest of $521 and $168 during the years ended December 31, 2018 and 2019. The principal balance of $8,604 remaining as of December 31, 2018 was fully repaid in March 2019.

b)

On November 28, 2017, the Group entered into a short-term loan agreement with HHMC Microelectronic Co., Limited (“HHMC’) for $5,000 bearing an interest rate of 0.04% per day, to fund the Company’s working capital purposes. The loan had an original term of three months. According to the agreement, the interest rate increased to 0.1% per day from February 28, 2018 prospectively when the loan became overdue. The outstanding principal balance as of December 31, 2017 was $5,000 of which $2,595 was repaid during 2018. The accrued interest of $68 as of December 31, 2017 was fully paid in 2018. The outstanding principal balance as of December 31, 2018 was $2,405. The accrued interest of $1,080 as of December 31, 2018 was fully repaid in 2018 and the remaining principal is fully repaid in June 2019. The accrued interest of US$456 as of December 31, 2019 was fully paid in 2019.

(ii)	The long-term bank borrowings as of December 31, 2018 and 2019 were loans from Partners For Growth IV, L.P. (“PFG4”) and Partners For Growth V, L.P (“PFG5”) that are financial institutions located in the United States, bearing weighted average interest rates of 8.40% and 10.07% per annum, respectively. The loans were denominated in US$.

The outstanding loans as of December 31, 2018 and 2019 were comprised of the following loans and prior loans:

a)

On April 30, 2018, the Group entered into a long-term loan agreement with PFG5 for $3,000, bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date. The outstanding principal balance as of December 31, 2018 was $3,146 and accrued interests of $185 was fully repaid in 2018. The accrued interest of US$420 as of December 31, 2019 was fully paid in 2019.

b)

On December 17, 2018, the Group entered into a convertible term loan agreement (the “PFG note”) with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share. The accrued interest of US$159 as of December 31, 2019 was fully paid in 2019.

c)	On March 8, 2019, the Group entered into a new revolving line of credit facility (the “RLOC”) with PFG5 for $12,500. Under the agreement: (i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the “Maturity Date”). The Group shall pay interest only on principal outstanding on the RLOC until the Maturity Date, on which date the entire unpaid principal balance on the RLOC plus any and all accrued and unpaid interest shall be repaid. In March 2019, the Company drew down $9,500 from the RLOC. The Group accrued interest of $1,201 as of December 31, 2019 with $212 unpaid in 2019.

The outstanding principal balances as of December 31, 2019 included a term loan due to PFG4 in the amount of $100, outstanding principal balances due to PFG5 of a term loan in the amount of $2,375, a convertible term loan in the amount of $1000 and a revolving line of credit in the amount of $9,500.

The breach of the financial covenant beginning in September 2019 resulted in the acceleration of the repayments of the PFG borrowings and increased rate of interest. Therefore, certain outstanding balances of the PFG loans became payable on demand and was reclassified as a current liability as of December 31, 2019. Interests and penalties payable of about $2 million have been accrued.

Borrowings from PFG4 and PFG5 as of December 31, 2019 were pledged by all accounts receivable and assets of the Company. As of the filing of this annual report, the Company is in negotiation with PFG on converting a portion of the principal amounts into equities of the Company.

(iii)	Warrants

In August 2016, the Group issued 2,515,123 and 1,900,800 warrants (“2016 Warrants”) to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares at the consummation date of the Merger.

As the 2016 Warrants were granted to the banks for loan facilities, their fair value on the issuance date were recognized as deferred borrowing costs presented as deductions of the carrying value of the term loans. The deferred borrowing costs were recognized over the lives of the term loans as financing cost, using the effective interest rate method. Given the 2016 Warrants were convertible into Series D convertible redeemable preferred shares classified as mezzanine equity, the 2016 Warrants were financial liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity that are re-measured at the end of each reporting period with an adjustment for fair value through earnings.

As part of the Merger, the 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.